Financial Instruments - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments, Including Principal and Interest (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Accrued expenses and other current liabilities	$ 296,667.9	$ 9,688.7	$ 293,171.0
Long-term bank loans	4,383.0	$ 143.1	4,760.0
Total non-derivative and derivative financial instruments	1,848,565.1		1,782,877.2
Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Hedging financial liabilities-bank loans	27,290.4
Accounts payable (including related parties)	57,293.1		56,522.3
Payables to contractors and equipment suppliers	171,484.6		213,499.6
Accrued expenses and other current liabilities	241,118.9		219,588.0
Bonds payable	1,135,842.9		1,074,799.0
Long-term bank loans	6,845.4		6,171.8
Lease liabilities (including those classified under accrued expenses and other current liabilities)	34,847.2		35,710.8
Others	174,400.2		177,568.4
Non-derivative financial liabilities	1,849,122.7		1,783,859.9
Derivative financial instruments [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Outflows	64,826.4		103,617.4
Inflows	(65,384.0)		(104,600.1)
Derivative financial instruments	(557.6)		(982.7)
Less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	527,072.8		527,574.1
Less than 1 year [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Hedging financial liabilities-bank loans	27,290.4
Accounts payable (including related parties)	57,293.1		56,522.3
Payables to contractors and equipment suppliers	171,484.6		213,499.6
Accrued expenses and other current liabilities	241,118.9		219,588.0
Bonds payable	24,890.5		34,668.9
Long-term bank loans	2,371.3		1,278.1
Lease liabilities (including those classified under accrued expenses and other current liabilities)	3,181.6		2,999.9
Non-derivative financial liabilities	527,630.4		528,556.8
Less than 1 year [member] | Derivative financial instruments [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Outflows	64,826.4		103,617.4
Inflows	(65,384.0)		(104,600.1)
Derivative financial instruments	(557.6)		(982.7)
1-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	398,388.6		270,036.8
1-3 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	224,062.9		94,869.1
Long-term bank loans	3,889.0		3,533.2
Lease liabilities (including those classified under accrued expenses and other current liabilities)	5,248.3		5,367.8
Others	165,188.4		166,266.7
Non-derivative financial liabilities	398,388.6		270,036.8
3-5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	315,076.4		336,844.5
3-5 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	303,525.3		320,211.5
Long-term bank loans	585.1		1,360.5
Lease liabilities (including those classified under accrued expenses and other current liabilities)	4,662.9		4,754.0
Others	6,303.1		10,518.5
Non-derivative financial liabilities	315,076.4		336,844.5
More than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	608,027.3		648,421.8
More than 5 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	583,364.2		625,049.5
Lease liabilities (including those classified under accrued expenses and other current liabilities)	21,754.4		22,589.1
Others	2,908.7		783.2
Non-derivative financial liabilities	$ 608,027.3		$ 648,421.8